Long-Term Debt	Nov. 18, 2019
Debt Disclosure [Abstract]
Long-Term Debt
NOTE 17. LONG-TERM DEBT

At December 31,	2018 Weighted- average Coupon (1)	2018	2017
(millions, except percentages)
Dominion Energy Gas Holdings, LLC:
Unsecured Senior Notes:
Variable rate, due 2021	3.39%	$500	$—
2.5% to 3.55%, due 2019 to 2023	2.90%	1,800	1,800
3.317% to 4.8%, due 2024 to 2044 (2)	4.12%	1,787	1,800
Dominion Energy Midstream Partners, LP:
Term Loans, variable rates, due 2019 and 2021 (3)(4)	4.13%	3,300	300
Revolving Credit Agreement, variable rates, due 2021 (4)	3.55%	73	—
Unsecured Senior and Medium-Term Notes, 5.83% and 6.48%, due 2018 (5)		—	255
Unsecured Senior Notes, 3.53% to 4.875%, due 2028 to 2041 (5)	4.23%	430	180

Dominion Energy Gas Holdings, LLC total principal		$7,890	$4,335

Securities due within one year (6)	3.16%	(748)	(5)
Credit facility borrowings (4)	3.55%	(73)	—
Unamortized discount and debt issuance costs		(47)	(35)

Dominion Energy Gas Holdings, LLC total long-term debt		$7,022	$4,295

Virginia Electric and Power Company:
Unsecured Senior Notes:
1.2% to 5.4%, due 2018 to 2023	3.35%	$1,800	$2,650
2.95% to 8.875%, due 2024 to 2048	4.61%	9,290	7,990
Tax-Exempt Financings (7) :
Variable rates, due 2024 to 2027		—	100
1.75% to 5.6%, due 2023 to 2041	2.18%	664	678

Virginia Electric and Power Company total principal		$11,754	$11,418

Securities due within one year	5.00%	(350)	(850)
Unamortized discount, premium and debt issuances costs, net		(83)	(72)

Virginia Electric and Power Company total long-term debt		$11,321	$10,496

Dominion Energy, Inc.:
Unsecured Senior Notes (8) :
Variable rates, due 2019 and 2020	3.23%	$800	$800
1.5% to 6.4%, due 2018 to 2022	2.75%	2,550	5,800
2.85% to 7.0%, due 2024 to 2044	4.81%	4,849	5,049
Unsecured Junior Subordinated Notes:
2.579% to 4.104%, due 2019 to 2021	3.08%	2,100	2,100
Payable to Affiliated Trust, 8.4%, due 2031	8.40%	10	10
Enhanced Junior Subordinated Notes:
5.25% and 5.75%, due 2054 and 2076	5.48%	1,485	1,485
Variable rates, due 2066	5.26%	422	422
Remarketable Subordinated Notes, 2.0%, due 2021 and 2024	2.00%	1,400	1,400
Unsecured Debentures and Senior Notes (9) :
6.8% and 6.875%, due 2026 and 2027	6.81%	89	89
Unsecured Senior and Medium-Term Notes (10) :
5.31% and 6.3%, due 2018		—	120
2.98% to 7.20%, due 2024 to 2051	4.25%	750	600
Secured Senior Notes, 4.82%, due 2042 (11)	4.82%	362	—
Term Loans, variable rates, due 2023 and 2024 (12)	4.85%	582	638
Tax-Exempt Financing, 1.55%, due 2033 (13)	1.55%	27	27
Capital leases, 4.14% to 6.04%, due 2019 to 2029	5.99%	39	—
Dominion Energy Gas Holdings, LLC total principal (from above)		7,890	4,335
Virginia Electric and Power Company total principal (from above)		11,754	11,418

Dominion Energy, Inc. total principal		$35,109	$34,293

Fair value hedge valuation (14)		(20)	(22)
Securities due within one year (6)(15)	3.23%	(3,624)	(3,078)
Credit facility borrowings (4)	3.55%	(73)	—
Unamortized discount, premium and debt issuance costs, net		(248)	(245)

Dominion Energy, Inc. total long-term debt		$31,144	$30,948

(1)	Represents weighted-average coupon rates for debt outstanding as of December 31, 2018.

(2)	Amount includes foreign currency remeasurement adjustments.

(3)	Includes debt obligations of Cove Point that are secured by Dominion Energy’s common equity interest in Cove Point.

(4)
In February 2019, Dominion Energy Midstream repaid its $
300
 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $
73
 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets at December 31, 2018.

(5)	Represents debt obligations of Dominion Energy Questar Pipeline. See Note 3 for more information.

(6)
2017 excludes $
250
 million of Dominion Energy Questar Pipeline’s senior notes that matured in February 2018 using proceeds from the January 2018 issuance, through private placements, of $
100
 million and $
150
 million of senior notes that mature in 2028 and 2038, respectively.

(7)
These financings relate to certain pollution control equipment at Virginia Power’s generating facilities. In March 2018, Virginia Power redeemed certain variable rate tax-exempt
financings supported by its $
100
 million credit facility and terminated the facility. In December 2018, Virginia Power redeemed its $
14
 million Economic Development Authority of the County of Chesterfield Solid Waste and Sewage Disposal Revenue Bonds due in 2031.

(8)	In November and December 2018, Dominion Energy redeemed certain senior notes prior to their stated maturity. See below for a discussion of the senior note redemptions.

(9)	Represents debt assumed by Dominion Energy from the merger of its former CNG subsidiary.

(10)	Represents debt obligations of Questar Gas. See Note 3 for more information.

(11)	Represents debt obligations of Eagle Solar. The debt is nonrecourse to Dominion Energy and is secured by Eagle Solar’s interest in certain merchant solar facilities.

(12)
Represents debt associated with SBL Holdco and Dominion Solar Projects III, Inc. The debt is nonrecourse to Dominion Energy and is secured by SBL Holdco and Dominion Solar Projects III, Inc.’s interest in certain merchant solar facilities.

(13)	Represents debt obligations of a DGI subsidiary.

(14)	Represents the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt.

(15)	Includes $ 20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.

Based on stated maturity dates rather than early redemption dates that could be elected by instrument holders, the scheduled principal payments of long-term debt at December 31, 2018, were as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
(millions, except percentages)
Dominion Energy Gas
Term Loans (1)	$300	$—	$3,000	$—	$—	$—	$3,300
Credit Facility Borrowings (1)	—	—	73	—	—	—	73
Unsecured Senior Notes	450	700	500	—	650	2,217	4,517

Total	$750	$700	$3,573	$—	$650	$2,217	$7,890

Weighted-average Coupon	2.94%	2.80%	4.05%		3.29%	4.14%
Virginia Power
Unsecured Senior Notes	$350	$—	$—	$750	$700	$9,290	$11,090
Tax-Exempt Financings	—	—	—	—	40	624	664

Total	$350	$—	$—	$750	$740	$9,914	$11,754

Weighted-average Coupon	5.00%			3.15%	2.87%	4.45%
Dominion Energy
Term Loans (1)(2)	$336	$35	$3,035	$34	$273	$169	$3,882
Credit Facility Borrowings (1)	—	—	73	—	—	—	73
Unsecured Senior Notes	2,700	1,000	900	1,500	1,350	17,195	24,645
Secured Senior Notes	17	15	17	19	16	278	362
Tax-Exempt Financings	—	—	—	—	40	651	691
Unsecured Junior Subordinated Notes Payable to Affiliated Trusts	—	—	—	—	—	10	10
Unsecured Junior Subordinated Notes	550	1,000	550	—	—	—	2,100
Enhanced Junior Subordinated Notes	—	—	—	—	—	1,907	1,907
Remarketable Subordinated Notes	—	—	700	—	—	700	1,400
Capital leases	4	4	4	3	3	21	39

Total	$3,607	$2,054	$5,279	$1,556	$1,682	$20,931	$35,109

Weighted-average Coupon	3.23%	2.80%	3.64%	3.02%	3.41%	4.51%

(1)
In February 2019, Dominion Energy Midstream repaid its $300 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $73 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas and Dominion Energy’s Consolidated Balance Sheets at December 31, 2018.

(2)
Excludes mandatory prepayments associated with SBL Holdco and Dominion Solar Projects III, Inc. based on cash flows in excess of debt service. At December 31, 2018, $20 million of estimated mandatory prepayments due within one year were included in securities due within one year in Dominion Energy’s Consolidated Balance Sheets.

The Companies’ short-term credit facility and long-term debt agreements contain customary covenants and default provisions. As of December 31, 2018, there were no events of default under these covenants.
Senior Note Redemptions
In November 2018 and December 2018, Dominion Energy redeemed the following outstanding series of senior notes: 2011 Series A 4.45% Senior Notes due 2021, 2014 Series B 2.50% Senior Notes due 2019, 2014 Series C 3.625% Senior Notes due 2024 and 2018 Series A Floating Rate Senior Notes due 2020 with an aggregate outstanding principal of $2.2 billion. The aggregate redemption price paid was $2.2 billion and represents the principal amount outstanding, accrued and unpaid interest and the applicable make-whole premium of $34 million. Total charges of $69 million, including the make-whole premium, were recognized and recorded in interest expense in Dominion Energy’s Consolidated Statements of Income.
Enhanced Junior Subordinated Notes
In June 2006 and September 2006, Dominion Energy issued $300 million of June 2006 hybrids and $500 million of September 2006 hybrids, respectively. The June 2006 hybrids bear interest at three-month LIBOR plus 2.825%, reset quarterly. Previously, interest was fixed at 7.5% per year. The September 2006 hybrids bear interest at the three-month LIBOR plus 2.3%, reset quarterly.
In October 2014, Dominion Energy issued $685 million of October 2014 hybrids that will bear interest at 5.75% per year until October 1, 2024. Thereafter, they will bear interest at the three-month LIBOR plus 3.057%, reset quarterly.
Dominion Energy may defer interest payments on the hybrids on one or more occasions for up to 10 consecutive years. If the interest payments on the hybrids are deferred, Dominion Energy may not make distributions related to its capital stock, including dividends, redemptions, repurchases, liquidation payments or guarantee payments during the deferral period. Also, during the deferral period, Dominion Energy may not make any payments on or redeem or repurchase any debt securities that are equal in right of payment with, or subordinated to, the hybrids.
Dominion Energy executed RCCs in connection with its issuance of the June 2006 hybrids and the September 2006 hybrids. Under the terms of the RCCs, Dominion Energy covenants to and for the benefit of designated covered debtholders, as may be designated from time to time, that Dominion Energy shall not redeem, repurchase, or defease all or any part of the hybrids, and shall not cause its majority owned subsidiaries to purchase all or any part of the hybrids, on or before their applicable RCC termination date, unless, subject to certain limitations, during the 180 days prior to such activity, Dominion Energy has received a specified amount of proceeds as set forth in the RCCs from the sale of qualifying securities that have equity-like characteristics that are the same as, or more equity-like than the applicable characteristics of the hybrids at that time, as more fully described in the RCCs. In September 2011, Dominion Energy amended the RCCs of the June 2006 hybrids and September 2006 hybrids to expand the measurement period for consideration of proceeds from the sale of common stock issuances from 180 days to 365 days. The proceeds Dominion Energy receives from the replacement offering, adjusted by a predetermined factor, must equal or exceed the redemption or repurchase price.
In the first quarter of 2016, Dominion Energy purchased and cancelled $38 million and $4 million of the June 2006 hybrids and the September 2006 hybrids, respectively. In July 2016, Dominion Energy launched a tender offer to purchase up to $200 million in aggregate of additional June 2006 hybrids and September 2006 hybrids, which expired on August 1, 2016. In connection with the tender offer, Dominion Energy purchased and cancelled $125 million and $74 million of the June 2006 hybrids and the September 2006 hybrids, respectively. All purchases were conducted in compliance with the applicable RCC. Also in July 2016, Dominion Energy issued $800 million of 5.25% July 2016 hybrids. The proceeds were used for general corporate purposes, including to finance the tender offer. The July 2016 hybrids are listed on the NYSE under the symbol DRUA.
Remarketable Subordinated Notes
In June 2013, Dominion Energy issued $550 million of 2013 Series A 6.125% Equity Units and $550 million of 2013 Series B 6.0% Equity Units, initially in the form of Corporate Units. In July 2014, Dominion Energy issued $1.0 billion of 2014 Series A 6.375% Equity Units, initially in the form of Corporate Units. The Corporate Units were listed on the NYSE under the symbols DCUA, DCUB and DCUC respectively.
Each Corporate Unit consisted of a stock purchase contract and 1/20 interest in a RSN issued by Dominion Energy. The stock purchase contracts obligated the holders to purchase shares of Dominion Energy common stock at a future settlement date prior to the relevant RSN maturity date. The purchase price paid under the stock purchase contracts was $50 per Corporate Unit and the number of shares purchased was determined under a formula based upon the average closing price of Dominion Energy common stock near the settlement date. The RSNs were pledged as collateral to secure the purchase of common stock under the related stock purchase contracts.
In May 2017, Dominion Energy successfully remarketed the $
1.0
 billion 2014 Series A 1.50% RSNs due 2020 pursuant to the terms of the related 2014 Equity Units. In connection with the remarketing, the interest rate on the junior subordinated notes was reset to 2.579%, payable on a semi-annual basis and Dominion Energy ceased to have the ability to redeem the notes at its option or defer interest payments. In March 2016 and May 2016, Dominion Energy successfully remarketed the $550 million 2013 Series A 1.07% RSNs due 2021 and the $550 million 2013 Series B 1.18% RSNs due 2019, respectively, pursuant to the terms of the related 2013 Equity Units. In connection with the remarketings, the interest rate on the Series A and Series B junior subordinated notes was reset to 4.104% and 2.962%, respectively, payable on a semi-annual basis and Dominion Energy ceased to have the ability to redeem the notes at its option or defer interest payments. At December 31, 2018, the securities are included in junior subordinated notes in Dominion Energy’s Consolidated Balance Sheets. Dominion Energy did not receive any proceeds from the remarketings. Remarketing proceeds belonged to the investors holding the related equity units and were temporarily used to purchase a portfolio of treasury securities. Upon maturity of each portfolio, the proceeds were applied on behalf of investors on the related stock purchase contract settlement date to pay the purchase price to Dominion Energy for issuance of
12.5
 million shares of its common stock in July 2017 and
8.5
 million shares of its common stock in both April 2016 and July 2016. See Issuance of Common Stock below for a description of common stock issued by Dominion Energy under the stock purchase contracts.
In August 2016, Dominion Energy issued $1.4 billion of 2016 Series A 6.75% Equity Units, initially in the form of Corporate Units. The Corporate Units are listed on the NYSE under the symbol DCUD. The net proceeds from the 2016 Equity Units were used to finance the Dominion Energy Questar Combination. See Note 3 for more information.
Each 2016 Series A Corporate Unit consists of a stock purchase contract, a 1/40 interest in a 2016 Series
A-1
RSN issued by Dominion Energy and a 1/40 interest in a 2016 Series
A-2
RSN issued by Dominion Energy. The stock purchase contracts obligate the holders to purchase shares of Dominion Energy common stock at a future settlement date prior to the relevant RSN maturity date. The purchase price to be paid under the stock purchase contracts is $50 per Corporate Unit and the number of shares to be purchased will be determined under a formula based upon the average closing price of Dominion Energy common stock near the settlement date. The RSNs are pledged as collateral to secure the purchase of common stock under the related stock purchase contracts.
Dominion Energy makes quarterly interest payments on the RSNs and quarterly contract adjustment payments on the stock purchase contracts, at the rates described below. Dominion Energy may defer payments on the stock purchase contracts and the RSNs for one or more consecutive periods but generally not beyond the purchase contract settlement date. If payments are deferred, Dominion Energy may not make any cash distributions related to its capital stock, including dividends, redemptions, repurchases, liquidation payments or guarantee payments. Also, during the deferral period, Dominion Energy may not make any payments on or redeem or repurchase any debt securities that are equal in right of payment with, or subordinated to, the RSNs.
Dominion Energy has recorded the present value of the stock purchase contract payments as a liability offset by a charge to equity. Interest payments on the RSNs are recorded as interest expense and stock purchase contract payments are charged against the liability. Accretion of the stock purchase contract liability is recorded as imputed interest expense. In calculating diluted EPS, Dominion Energy applies the treasury stock method to the equity units.
Pursuant to the terms of the 2016 Equity Units, Dominion Energy expects to remarket both the 2016 Series
A-1
and 2016 Series
A-2
RSNs during the second or third quarter of 2019. Following a successful remarketing, the interest rate on the RSNs will be reset, interest will be payable on a semi-annual basis and Dominion Energy will cease to have the ability to redeem the RSNs at its option or defer interest payments. Proceeds of each remarketing will belong to the investors in the related equity units and will be held and applied on their behalf at the settlement date of the related stock purchase contracts to pay the purchase price to Dominion Energy for issuance of its common stock.
Under the terms of the stock purchase contracts, assuming no anti-dilution or other adjustments, Dominion Energy will issue between 15.1 million and 18.9 million shares in August 2019. A total of 23.1 million shares of Dominion Energy’s common stock has been reserved for issuance in connection with the stock purchase contracts.
Selected information about Dominion Energy’s equity units is presented below:

Issuance Date	Units Issued	Total Net Proceeds	Total Long-term Debt	RSN Annual Interest Rate		Stock Purchase Contract Annual Rate	Stock Purchase Contract Liability (1)	Stock Purchase Settlement Date
(millions, except interest rates)
8/15/2016 (2)	28	$1,374.8	$1,400.0	2.000	% (3)	4.750%	$190.6	8/15/2019

(1)
Payments of $
64
 million and $
101
 million were made in 2018 and 2017, respectively, including payments for the remarketed 2014 Series A notes. The stock purchase contract liability was $
47
million and $
111
 million at December 31, 2018 and 2017, respectively.

(2)	The maturity dates of the $ 700 million Series A-1 RSNs and $ 700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.

(3)	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.